Transactions with Related Parties (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($) shares	Jun. 30, 2015 USD ($) shares	Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Management fees charged during the period	$ 9,570,000	$ 9,690,000
Commission charged on charter hire agreements during period	1,798,000	1,829,000
Due From Related Parties, Current	3,747,000		$ 6,012,000
Due to Related Parties, Current	$ 232,000		371,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [member]
Related Party Transaction [Line Items]
Number Of Vessels Under Ship Management Cell	19
Management fee per day per vessel (in U.S. dollars)	$ 956,000
Management fee per day per vessel under bareboat charter (in U.S. dollars)	478,000
Officers Compensation Charged	$ 1,250,000	1,250,000
Annual fee to Costamare Shipping and Costamare Services	$2,500 and 598,400 shares
Fair value of shares issued to the Manager	$ 2,746,000	$ 5,383,000
Number of shares issued to the Manager | shares	299,200	299,200
Months required for cancellation written notice for management agreement	12
Management fees calculated on the sale of a vessel	3 months
Construction supervisory fee	$ 787,400
Commission charged on charter hire agreements	0.75%
Management agreement date with V-Ships Greece Ltd.	January 7, 2013
Termination fee, description

The termination fee is equal to (a) the number of full years remaining prior to December 31, 2025, times (b) the aggregate fees due and payable to Costamare Shipping or Costamare Services, as applicable, during the 12-month period ending on the date of termination (without taking into account any reduction in fees under the Framework Agreement to reflect that certain obligations have been delegated to a sub-manager or a sub-provider, as applicable); provided that the termination fee will always be at least two times the aggregate fees over the 12-month period described above.

Date the Cell commenced	April 2013
Working capital security	$ 1,425,000
Working capital security, per vessel	75,000
Total charges by the manager to Company's affiliates	1,242,000	$ 837,000
Management fees charged during the period	9,570,000	9,582,000
Due From Related Parties, Current	3,141,000		$ 3,728,000
Date of amendement and restatement of group management agreement			Mar. 03, 2015
Date of new management agreements			Nov. 02, 2015
Ciel shipmanagement SA [Member]
Related Party Transaction [Line Items]
Management fees charged during the period	0	$ 107,000
Due From Related Parties, Current	606,000		$ 606,000
Shanghai Costamare Ship Management Co Ltd [Member]
Related Party Transaction [Line Items]
Due From Related Parties, Current	$ 0		$ 0
Number of vessels managed	14		13